Schedule of Investments
(unaudited)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL Core CLO 4 Ltd., Series 2020-4A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.32%, 04/20/33
(a)(b)
......... USD 250 $ 246,959
AIG CLO LLC, Series 2018-1A, Class A1R, (3-
mo. LIBOR USD at 1.12% Floor + 1.12%),
6.37%, 04/20/32
(a)(b)
............... 250 247,810
Anchorage Capital CLO 3-R Ltd., Series 2014-
3RA, Class A, (3-mo. LIBOR USD at 1.05%
Floor + 1.05%), 6.32%, 01/28/31
(a)(b)
.... 236 233,928
Arbor Realty Commercial Real Estate Notes
Ltd., Series 2022-FL2, Class A, (1-mo.
CME Term SOFR at 1.85% Floor + 1.85%),
7.00%, 05/15/37
(a)(b)
............... 100 98,655
Ares LVI CLO Ltd., Series 2020-56A, Class
AR, (3-mo. LIBOR USD at 1.16% Floor +
1.16%), 6.42%, 10/25/34
(a)(b)
......... 250 245,316
BA Credit Card Trust
Series 2022-A1, Class A1, 3.53%, 11/15/27 59 56,976
Series 2022-A2, Class A2, 5.00%, 04/15/28 218 216,908
Series 2023-A1, Class A1, 4.79%, 05/15/28 100 99,280
Barings CLO Ltd., Series 2019-3A, Class
A1R, (3-mo. LIBOR USD at 1.07% Floor +
1.07%), 6.32%, 04/20/31
(a)(b)
......... 250 249,206
Beechwood Park CLO Ltd., Series 2019-1A,
Class A1R, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 6.29%, 01/17/35
(a)(b)
250 244,854
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class A1, (3-mo. LIBOR USD at 1.08%
Floor + 1.08%), 6.34%, 07/15/31
(a)(b)
.... 250 247,493
BMW Vehicle Owner Trust, Series 2022-A,
Class A3, 3.21%, 08/25/26 .......... 237 230,415
Capital One Multi-Asset Execution Trust
Series 2022-A2, Class A, 3.49%, 05/15/27 34 32,865
Series 2022-A3, Class A, 4.95%, 10/15/27 64 63,566
Series 2023-A1, Class A, 4.42%, 05/15/28 126 123,820
CIFC Funding Ltd., Series 2021-5A, Class
A, (3-mo. LIBOR USD at 1.14% Floor +
1.14%), 6.40%, 07/15/34
(a)(b)
......... 250 246,064
College Ave Student Loans LLC, Series 2023-
A, Class A1, (1-mo. CME Term SOFR at
1.90% Floor + 1.90%), 6.96%, 05/25/55
(a)(b)
100 100,375
College Avenue Student Loans LLC, Series
2021-C, Class A1, (1-mo. LIBOR USD +
0.90%), 6.05%, 07/26/55
(a)(b)
......... 80 77,356
Discover Card Execution Note Trust
Series 2022-A3, Class A3, 3.56%, 07/15/27 30 28,981
Series 2023-A1, Class A, 4.31%, 03/15/28 127 124,199
Series 2023-A2, Class A, 4.93%, 06/15/28 55 54,776
Enterprise Fleet Financing LLC
(b)
Series 2022-4, Class A2, 5.76%, 10/22/29 220 219,168
Series 2023-1, Class A2, 5.51%, 01/22/29 90 89,242
Series 2023-2, Class A2, 5.56%, 04/22/30 145 144,193
Ford Credit Auto Owner Trust
Series 2022-B, Class A4, 3.93%, 08/15/27 44 42,679
Series 2023-1, Class A, 4.85%, 08/15/35
(b)
145 141,880
Series 2023-A, Class A3, 4.65%, 02/15/28 50 49,366
Series 2023-B, Class A3, 5.23%, 05/15/28 68 67,884
Ford Credit Floorplan Master Owner Trust A
(b)
Series 2023-1, Class A1, 4.92%, 05/15/28 155 153,275
Series 2023-1, Class A2, (SOFR 30 day
Average + 1.25%), 6.32%, 05/15/28
(a)
. 100 100,666
FS Rialto Issuer LLC, Series 2022-FL5, Class
A, (1-mo. CME Term SOFR at 2.30% Floor +
2.30%), 7.39%, 06/19/37
(a)(b)
......... 100 98,750
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
GM Financial Consumer Automobile
Receivables Trust
Series 2022-3, Class A3, 3.64%, 04/16/27 USD 54 $ 52,439
Series 2023-2, Class A3, 4.47%, 02/16/28 107 105,109
GMF Floorplan Owner Revolving Trust, Series
2023-1, Class A1, 5.34%, 06/15/28
(b)
.... 100 99,811
GoodLeap Sustainable Home Solutions Trust
(b)
Series 2021-3CS, Class A, 2.10%, 05/20/48 156 119,795
Series 2021-5CS, Class A, 2.31%, 10/20/48 80 61,124
Series 2022-1GS, Class A, 2.70%, 01/20/49 43 34,524
Series 2022-2CS, Class A, 4.00%, 04/20/49 23 20,038
Series 2022-3CS, Class A, 4.95%, 07/20/49 55 50,170
Honda Auto Receivables Owner Trust
Series 2023-1, Class A3, 5.04%, 04/21/27 110 109,287
Series 2023-2, Class A3, 4.93%, 11/15/27 133 132,156
Hyundai Auto Receivables Trust
Series 2022-B, Class A3, 3.72%, 11/16/26 55 53,557
Series 2022-C, Class A3, 5.39%, 06/15/27 53 52,957
Series 2023-A, Class A3, 4.58%, 04/15/27 50 49,232
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 .............. 34 33,942
Loanpal Solar Loan Ltd., Series 2021-1GS,
Class A, 2.29%, 01/20/48
(b)
.......... 131 97,778
Madison Park Funding XXXVII Ltd., Series
2019-37A, Class AR, (3-mo. LIBOR USD at
1.07% Floor + 1.07%), 6.33%, 07/15/33
(a)(b)
250 246,206
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2022-FL8, Class A, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 6.42%,
02/19/37
(a)(b)
.................... 100 97,500
Mosaic Solar Loan Trust
(b)
Series 2021-1A, Class A, 1.51%, 12/20/46 92 74,263
Series 2022-1A, Class A, 2.64%, 01/20/53 85 72,018
Mosaic Solar Loans LLC, Series 2017-2A,
Class C, 2.00%, 06/22/43
(b)
.......... 13 12,872
Navient Private Education Refi Loan Trust
(b)
Series 2020-CA, Class A2B, (1-mo. LIBOR
USD + 1.60%), 6.79%, 11/15/68
(a)
... 193 192,382
Series 2021-CA, Class A, 1.06%, 10/15/69 183 158,258
Series 2021-EA, Class A, 0.97%, 12/16/69 93 78,265
Series 2021-GA, Class A, 1.58%, 04/15/70 95 81,953
Series 2022-A, Class A, 2.23%, 07/15/70 . 124 107,905
Series 2022-BA, Class A, 4.16%, 10/15/70 108 102,414
Nelnet Student Loan Trust, Series 2021-DA,
Class AFX, 1.63%, 04/20/62
(b)
........ 99 89,165
Neuberger Berman Loan Advisers CLO 26 Ltd.,
Series 2017-26A, Class AR, (3-mo. LIBOR
USD at 0.92% Floor + 0.92%), 6.18%,
10/18/30
(a)(b)
.................... 246 244,182
Nissan Auto Receivables Owner Trust, Series
2023-A, Class A3, 4.91%, 11/15/27 ..... 71 70,391
Octagon Investment Partners XV Ltd., Series
2013-1A, Class A1RR, (3-mo. LIBOR USD
at 0.97% Floor + 0.97%), 6.23%, 07/19/30
(a)
(b)
........................... 236 234,826
OneMain Financial Issuance Trust
(b)
Series 2022-S1, Class A, 4.13%, 05/14/35 120 114,645
Series 2023-1A, Class A, 5.50%, 06/14/38 100 98,164
Palmer Square CLO Ltd., Series 2013-2A,
Class A1A3, (3-mo. LIBOR USD at 1.00%
Floor + 1.00%), 6.26%, 10/17/31
(a)(b)
.... 250 248,564
PFS Financing Corp., Series 2023-A, Class A,
5.80%, 03/15/28
(b)
................ 125 125,039

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Porsche Financial Auto Securitization
Trust, Series 2023-1A, Class A3, 4.81%,
09/22/28
(b)
..................... USD 125 $ 123,288
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. LIBOR USD + 1.25%), 6.45%,
07/25/51
(a)(b)
.................... 81 79,638
Romark CLO II Ltd., Series 2018-2A, Class
A1, (3-mo. LIBOR USD at 1.18% Floor +
1.18%), 6.43%, 07/25/31
(a)(b)
......... 250 247,004
SMB Private Education Loan Trust
(a)(b)
Series 2022-B, Class A1B, (SOFR 30 day
Average + 1.45%), 6.52%, 02/16/55 .. 162 160,530
Series 2022-C, Class A1B, (SOFR 30 day
Average at 1.85% Floor + 1.85%), 6.92%,
05/16/50 .................... 81 81,740
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.77%,
10/16/56 .................... 100 100,216
SoFi Professional Loan Program LLC
(b)
Series 2019-A, Class A2FX, 3.69%,
06/15/48 .................... 139 132,567
Series 2019-B, Class A2FX, 3.09%,
08/17/48 .................... 34 32,314
SoFi Professional Loan Program Trust
(b)
Series 2020-A, Class A2FX, 2.54%,
05/15/46 .................... 60 55,177
Series 2021-B, Class AFX, 1.14%, 02/15/47 113 93,838
Sunnova Sol IV Issuer LLC, Series 2022-A,
Class A, 2.79%, 02/22/49
(b)
.......... 91 77,560
Toyota Auto Receivables Owner Trust, Series
2023-B, Class A3, 4.71%, 02/15/28 ..... 90 89,038
Volkswagen Auto Loan Enhanced Trust, Series
2023-1, Class A3, 5.02%, 06/20/28 ..... 100 99,631
Total Asset-Backed Securities — 20.3%
(Cost: $9,569,857) .............................. 9,270,377
Corporate Bonds
Aerospace & Defense — 0.3%
(b)
Bombardier, Inc.
7.13%, 06/15/26 ................. 18 17,879
7.88%, 04/15/27 ................. 15 14,961
7.50%, 02/01/29 ................. 6 5,930
TransDigm, Inc.
6.25%, 03/15/26 ................. 65 64,682
6.75%, 08/15/28 ................. 30 30,114
133,566
Automobile Components — 0.2%
Clarios Global LP
(b)
6.25%, 05/15/26 ................. 65 64,581
6.75%, 05/15/28 ................. 13 12,955
Goodyear Tire & Rubber Co. (The), 9.50%,
05/31/25 ..................... 8 8,181
85,717
Automobiles — 0.3%
Nissan Motor Acceptance Co. LLC, 2.00%,
03/09/26
(b)
.................... 165 144,377
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 0.38%,
10/02/24
(c)
.................... EUR 100 104,000
Bank of America Corp.
(a)
(1-day SOFR + 0.91%), 0.98%, 09/25/25 USD 200 187,904
(3-mo. LIBOR USD + 0.87%), 2.46%,
10/22/25 .................... 200 190,960
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 0.65%), 1.53%, 12/06/25 USD 240 $ 224,354
(1-day SOFR + 1.63%), 5.20%, 04/25/29 20 19,782
Bank of Montreal, 5.20%, 12/12/24 ...... 115 114,038
BNP Paribas SA, (3-mo. EURIBOR + 0.80%),
0.38%, 10/14/27
(a)(c)
.............. EUR 100 95,798
CaixaBank SA, (3-mo. EURIBOR + 0.85%),
0.38%, 11/18/26
(a)(c)
.............. 100 98,293
Citigroup, Inc.
(a)
(1-day SOFR + 0.53%), 1.28%, 11/03/25 USD 35 32,787
(1-day SOFR + 1.53%), 3.29%, 03/17/26 60 57,379
(1-day SOFR + 1.55%), 5.61%, 09/29/26 110 109,850
(1-day SOFR + 0.77%), 1.46%, 06/09/27 60 53,285
HSBC Holdings plc
(a)
(1-day SOFR + 1.40%), 2.63%, 11/07/25 200 189,982
(1-day SOFR + 1.93%), 2.10%, 06/04/26 200 185,071
HSBC USA, Inc., 5.63%, 03/17/25 ...... 200 199,107
Intesa Sanpaolo SpA, 1.50%, 04/10/24
(c)
... EUR 100 106,929
JPMorgan Chase & Co.
(a)
(3-mo. LIBOR USD + 0.89%), 3.80%,
07/23/24 .................... USD 49 48,942
(3-mo. LIBOR USD + 1.25%), 3.96%,
01/29/27 .................... 100 96,146
(3-mo. LIBOR USD + 1.34%), 3.78%,
02/01/28 .................... 215 204,516
Lloyds Banking Group plc, (1-Year EUR Swap
Annual + 0.85%), 0.50%, 11/12/25
(a)(c)
... EUR 100 103,119
PNC Financial Services Group, Inc. (The), (1-
day SOFR + 1.84%), 5.58%, 06/12/29
(a)
.. USD 100 99,529
Royal Bank of Canada, 6.00%, 11/01/27 ... 56 57,348
Societe Generale SA, (3-mo. EURIBOR +
1.28%), 0.88%, 09/22/28
(a)(c)
......... EUR 100 93,192
Toronto-Dominion Bank (The), 1.25%, 12/13/24 USD 150 141,176
Truist Financial Corp., (1-day SOFR + 2.05%),
6.05%, 06/08/27
(a)
............... 90 90,037
US Bancorp, (1-day SOFR + 2.02%), 5.78%,
06/12/29
(a)
.................... 75 74,978
Westpac Banking Corp., 4.18%, 05/22/28
(b)
. 200 194,317
3,172,819
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 4.00%,
04/13/28 ..................... 150 145,050
Biotechnology — 1.7%
AbbVie, Inc., 1.25%, 06/01/24 ......... EUR 100 106,164
Amgen, Inc., 5.15%, 03/02/28 ......... USD 230 229,793
Gilead Sciences, Inc.
3.70%, 04/01/24 ................. 385 379,443
2.95%, 03/01/27 ................. 50 46,954
762,354
Broadline Retail — 0.1%
(b)
Go Daddy Operating Co. LLC, 3.50%, 03/01/29 8 6,855
Match Group Holdings II LLC, 4.63%, 06/01/28 19 17,453
24,308
Building Products — 0.1%
Advanced Drainage Systems, Inc., 5.00%,
09/30/27
(b)
.................... 8 7,571
Carrier Global Corp., 2.24%, 02/15/25 .... 36 34,047
Standard Industries, Inc., 4.75%, 01/15/28
(b)
20 18,625
60,243
Capital Markets — 4.7%
Credit Suisse AG, Series FXD, 0.52%, 08/09/23 250 248,023
Deutsche Bank AG
Series E, 0.96%, 11/08/23 .......... 375 367,461
(1-day SOFR + 2.58%), 3.96%, 11/26/25
(a)
150 143,022

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 1.51%), 4.39%, 06/15/27 USD 155 $ 150,732
(1-day SOFR + 1.11%), 2.64%, 02/24/28 95 86,198
Morgan Stanley
(a)
(1-day SOFR + 0.56%), 1.16%, 10/21/25 275 257,022
(3-mo. EURIBOR + 0.83%), 1.34%,
10/23/26 .................... EUR 100 101,344
(1-day SOFR + 1.73%), 5.12%, 02/01/29 USD 250 246,559
MSCI, Inc., 3.63%, 09/01/30
(b)
......... 5 4,312
Nasdaq, Inc., 5.35%, 06/28/28 ......... 100 100,144
State Street Corp., (1-day SOFR + 1.35%),
5.75%, 11/04/26
(a)
............... 70 70,384
UBS Group AG, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
0.85%), 1.49%, 08/10/27
(a)(b)
......... 400 343,532
2,118,733
Chemicals — 0.2%
Chemours Co. (The), 4.63%, 11/15/29
(b)
... 2 1,690
Element Solutions, Inc., 3.88%, 09/01/28
(b)
. 45 39,257
HB Fuller Co., 4.00%, 02/15/27 ........ 13 12,185
WR Grace Holdings LLC
(b)
4.88%, 06/15/27 ................. 8 7,420
5.63%, 08/15/29 ................. 13 10,651
71,203
Commercial Services & Supplies — 0.6%
ADT Security Corp. (The), 4.13%, 08/01/29
(b)
8 6,910
Allied Universal Holdco LLC, 6.63%, 07/15/26
(b)
32 30,366
APX Group, Inc., 6.75%, 02/15/27
(b)
...... 8 7,840
Aramark Services, Inc.
(b)
6.38%, 05/01/25 ................. 9 8,992
5.00%, 02/01/28 ................. 17 16,023
Covanta Holding Corp., 4.88%, 12/01/29
(b)
. 5 4,325
Garda World Security Corp.
(b)
4.63%, 02/15/27 ................. 5 4,575
7.75%, 02/15/28 ................. 4 3,971
GFL Environmental, Inc.
(b)
5.13%, 12/15/26 ................. 14 13,507
4.00%, 08/01/28 ................. 7 6,258
Legends Hospitality Holding Co. LLC, 5.00%,
02/01/26
(b)
.................... 6 5,400
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
. 2 1,836
Prime Security Services Borrower LLC
(b)
5.75%, 04/15/26 ................. 6 5,890
6.25%, 01/15/28 ................. 12 11,241
Republic Services, Inc., 3.38%, 11/15/27 ... 150 141,079
268,213
Communications Equipment — 0.1%
(b)
CommScope Technologies LLC, 6.00%,
06/15/25 ..................... 8 7,456
CommScope, Inc., 6.00%, 03/01/26 ...... 21 19,571
Viasat, Inc., 5.63%, 04/15/27 .......... 15 14,005
Viavi Solutions, Inc., 3.75%, 10/01/29 .... 15 12,746
53,778
Consumer Finance — 1.3%
American Express Co., 2.55%, 03/04/27 ... 190 172,978
General Motors Financial Co., Inc.
3.50%, 11/07/24 ................. 100 96,666
6.05%, 10/10/25 ................. 100 100,175
OneMain Finance Corp.
6.88%, 03/15/25 ................. 2 1,980
7.13%, 03/15/26 ................. 12 11,790
SLM Corp., 3.13%, 11/02/26 .......... 7 6,055
Synchrony Financial, 4.88%, 06/13/25 .... 125 118,774
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Toyota Motor Credit Corp., 5.40%, 11/10/25 . USD 100 $ 100,652
609,070
Consumer Staples Distribution & Retail — 0.1%
(b)
Albertsons Cos., Inc.
3.25%, 03/15/26 ................. 6 5,542
5.88%, 02/15/28 ................. 34 33,039
6.50%, 02/15/28 ................. 3 3,005
United Natural Foods, Inc., 6.75%, 10/15/28 6 4,973
US Foods, Inc.
6.25%, 04/15/25 ................. 13 12,995
4.75%, 02/15/29 ................. 2 1,831
61,385
Containers & Packaging — 0.4%
Ball Corp.
4.88%, 03/15/26 ................. 72 70,035
6.00%, 06/15/29 ................. 5 4,963
Clydesdale Acquisition Holdings, Inc., 6.63%,
04/15/29
(b)
.................... 16 15,259
Crown Americas LLC, 4.25%, 09/30/26 ... 30 28,410
Graphic Packaging International LLC, 3.50%,
03/15/28
(b)
.................... 13 11,625
Mauser Packaging Solutions Holding Co.,
7.88%, 08/15/26
(b)
............... 44 43,714
Sealed Air Corp.
(b)
4.00%, 12/01/27 ................. 20 18,255
6.13%, 02/01/28 ................. 3 2,978
195,239
Distributors — 0.0%
Ritchie Bros Holdings, Inc., 6.75%, 03/15/28
(b)
2 2,016
Diversified REITs — 0.2%
HAT Holdings I LLC, 3.38%, 06/15/26
(b)
... 13 11,651
Prologis LP, 4.88%, 06/15/28 .......... 85 84,230
95,881
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 1.80%, 09/05/26 .......... EUR 100 101,807
CCO Holdings LLC
(b)
5.13%, 05/01/27 ................. USD 15 13,968
5.00%, 02/01/28 ................. 19 17,311
6.38%, 09/01/29 ................. 12 11,306
Frontier Communications Holdings LLC
(b)
5.88%, 10/15/27 ................. 17 15,602
5.00%, 05/01/28 ................. 7 6,040
Level 3 Financing, Inc.
(b)
3.40%, 03/01/27 ................. 13 11,030
10.50%, 05/15/30 ................ 9 9,132
Lumen Technologies, Inc., 4.00%, 02/15/27
(b)
8 5,962
Uniti Group LP, 10.50%, 02/15/28
(b)
...... 7 6,944
Verizon Communications, Inc., 2.10%, 03/22/28 45 39,531
Zayo Group Holdings, Inc., 4.00%, 03/01/27
(b)
57 40,257
278,890
Electric Utilities — 2.1%
EDP - Energias de Portugal SA, 1.63%,
04/15/27
(c)
.................... EUR 100 100,475
Eversource Energy, 5.45%, 03/01/28 ..... USD 55 55,369
Exelon Corp., 5.15%, 03/15/28 ......... 150 149,318
NextEra Energy Capital Holdings, Inc.
4.20%, 06/20/24 ................. 230 226,507
6.05%, 03/01/25
(a)
................ 75 75,282
4.90%, 02/28/28 ................. 50 49,505
NextEra Energy Operating Partners LP, 4.25%,
07/15/24
(b)
.................... 13 12,714
NRG Energy, Inc., 5.75%, 01/15/28 ...... 29 27,482
Pacific Gas & Electric Co., 6.10%, 01/15/29 . 85 83,633

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Pattern Energy Operations LP, 4.50%,
08/15/28
(b)
.................... USD 66 $ 60,280
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(b)
.... 98 92,789
933,354
Electrical Equipment — 0.1%
(b)
Sensata Technologies BV
5.00%, 10/01/25 ................. 15 14,685
4.00%, 04/15/29 ................. 3 2,671
Vertiv Group Corp., 4.13%, 11/15/28 ..... 18 16,218
33,574
Electronic Equipment, Instruments & Components — 0.0%
Sensata Technologies, Inc., 4.38%, 02/15/30
(b)
5 4,471
Entertainment — 0.1%
(b)
Lions Gate Capital Holdings LLC, 5.50%,
04/15/29 ..................... 3 2,172
Live Nation Entertainment, Inc.
6.50%, 05/15/27 ................. 2 2,011
4.75%, 10/15/27 ................. 13 12,123
3.75%, 01/15/28 ................. 23 20,527
36,833
Financial Services — 0.6%
Block, Inc., 2.75%, 06/01/26 .......... 23 20,941
Enact Holdings, Inc., 6.50%, 08/15/25
(b)
... 13 12,770
Fidelity National Information Services, Inc.,
1.15%, 03/01/26 ................ 100 89,184
MGIC Investment Corp., 5.25%, 08/15/28 .. 10 9,433
Nationstar Mortgage Holdings, Inc., 6.00%,
01/15/27
(b)
.................... 3 2,791
PayPal Holdings, Inc., 2.65%, 10/01/26 ... 110 102,206
Rocket Mortgage LLC, 2.88%, 10/15/26
(b)
.. 9 7,965
Sabre GLBL, Inc., 7.38%, 09/01/25
(b)
..... 7 6,213
Shift4 Payments LLC, 4.63%, 11/01/26
(b)
... 15 14,067
265,570
Food Products — 0.6%
Chobani LLC, 4.63%, 11/15/28
(b)
........ 14 12,740
Darling Ingredients, Inc., 5.25%, 04/15/27
(b)
. 23 22,328
General Mills, Inc., 5.24%, 11/18/25 ...... 95 95,012
Kraft Heinz Foods Co., 3.00%, 06/01/26 ... 100 94,358
Lamb Weston Holdings, Inc., 4.88%, 05/15/28
(b)
37 35,436
259,874
Ground Transportation — 0.1%
(b)
Uber Technologies, Inc.
8.00%, 11/01/26 ................. 6 6,114
6.25%, 01/15/28 ................. 28 27,862
4.50%, 08/15/29 ................. 12 11,045
Williams Scotsman International, Inc., 4.63%,
08/15/28 ..................... 14 12,797
57,818
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc., 4.63%, 07/15/28
(b)
.. 26 24,100
Hologic, Inc., 4.63%, 02/01/28
(b)
........ 9 8,465
Medline Borrower LP
(b)
3.88%, 04/01/29 ................. 7 6,084
5.25%, 10/01/29 ................. 12 10,412
Teleflex, Inc.
4.63%, 11/15/27 ................. 2 1,885
4.25%, 06/01/28
(b)
................ 12 10,965
61,911
Security
Par (000)
Par (000) Value
Health Care Providers & Services — 2.6%
Centene Corp., 2.45%, 07/15/28 ........ USD 31 $ 26,497
Community Health Systems, Inc.
(b)
6.00%, 01/15/29 ................. 17 14,301
5.25%, 05/15/30 ................. 2 1,576
CVS Health Corp., 6.25%, 06/01/27 ...... 50 51,725
Elevance Health, Inc.
5.35%, 10/15/25 ................. 225 224,513
3.65%, 12/01/27 ................. 100 94,411
Encompass Health Corp., 4.50%, 02/01/28 . 34 31,632
Fresenius SE & Co. KGaA, 0.75%, 01/15/28
(c)
EUR 100 94,608
HCA, Inc.
5.25%, 04/15/25 ................. USD 50 49,358
5.88%, 02/15/26 ................. 155 155,098
5.63%, 09/01/28 ................. 75 75,057
HealthEquity, Inc., 4.50%, 10/01/29
(b)
..... 17 14,983
Legacy LifePoint Health LLC
(b)
6.75%, 04/15/25 ................. 2 1,858
4.38%, 02/15/27 ................. 2 1,547
ModivCare, Inc., 5.88%, 11/15/25
(b)
...... 2 1,852
Molina Healthcare, Inc., 4.38%, 06/15/28
(b)
. 22 20,281
Tenet Healthcare Corp.
6.25%, 02/01/27 ................. 2 1,980
5.13%, 11/01/27 ................. 54 51,552
UnitedHealth Group, Inc.
5.15%, 10/15/25 ................. 195 195,540
2.95%, 10/15/27 ................. 100 92,792
1,201,161
Health Care REITs — 0.5%
Healthpeak OP LLC, 1.35%, 02/01/27 .... 100 86,564
Welltower OP LLC
4.00%, 06/01/25 ................. 50 48,308
4.25%, 04/01/26 ................. 100 96,695
231,567
Hotels, Restaurants & Leisure — 0.3%
(b)
1011778 BC ULC
3.88%, 01/15/28 ................. 8 7,313
4.38%, 01/15/28 ................. 35 32,311
4.00%, 10/15/30 ................. 8 6,847
Cedar Fair LP, 5.50%, 05/01/25 ........ 9 8,932
Hilton Domestic Operating Co., Inc.
5.75%, 05/01/28 ................. 58 57,114
3.75%, 05/01/29 ................. 2 1,775
Lindblad Expeditions Holdings, Inc., 9.00%,
05/15/28 ..................... 4 4,058
Lindblad Expeditions LLC, 6.75%, 02/15/27 . 6 5,715
Six Flags Theme Parks, Inc., 7.00%, 07/01/25 6 6,030
Vail Resorts, Inc., 6.25%, 05/15/25 ...... 9 9,011
139,106
Household Durables — 0.0%
Tempur Sealy International, Inc., 4.00%,
04/15/29
(b)
.................... 10 8,657
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy Operating LLC, 4.75%,
03/15/28
(b)
.................... 90 83,036
TransAlta Corp., 7.75%, 11/15/29 ....... 20 20,590
103,626
Insurance — 0.4%
(b)
Alliant Holdings Intermediate LLC
4.25%, 10/15/27 ................. 77 69,099
6.75%, 04/15/28 ................. 10 9,918
AmWINS Group, Inc., 4.88%, 06/30/29 .... 3 2,709
HUB International Ltd., 7.25%, 06/15/30 ... 23 23,750

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones Deslauriers Insurance Management,
Inc., 8.50%, 03/15/30 ............. USD 10 $ 10,202
NFP Corp., 4.88%, 08/15/28 .......... 54 48,232
163,910
IT Services — 0.4%
Booz Allen Hamilton, Inc., 3.88%, 09/01/28
(b)
9 8,140
Gartner, Inc., 4.50%, 07/01/28
(b)
........ 26 24,290
International Business Machines Corp., 0.95%,
05/23/25 ..................... EUR 100 103,149
Northwest Fiber LLC, 4.75%, 04/30/27
(b)
... USD 20 17,664
Twilio, Inc., 3.63%, 03/15/29 .......... 23 19,567
172,810
Life Sciences Tools & Services — 0.3%
Charles River Laboratories International, Inc.,
4.25%, 05/01/28
(b)
............... 32 29,298
Danaher Corp., 2.10%, 09/30/26 ....... EUR 100 103,336
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.. USD 4 4,096
136,730
Machinery — 0.0%
(b)
Mueller Water Products, Inc., 4.00%, 06/15/29 6 5,324
Wabash National Corp., 4.50%, 10/15/28 .. 10 8,671
13,995
Media — 0.3%
Clear Channel Outdoor Holdings, Inc., 5.13%,
08/15/27
(b)
.................... 55 49,934
Comcast Corp., 4.15%, 10/15/28 ....... 45 43,599
DirecTV Financing LLC, 5.88%, 08/15/27
(b)
. 12 10,868
GCI LLC, 4.75%, 10/15/28
(b)
.......... 2 1,705
Outfront Media Capital LLC, 5.00%, 08/15/27
(b)
13 11,800
Radiate Holdco LLC, 4.50%, 09/15/26
(b)
... 2 1,595
Sirius XM Radio, Inc.
(b)
3.13%, 09/01/26 ................. 7 6,267
5.00%, 08/01/27 ................. 2 1,855
TEGNA, Inc., 4.75%, 03/15/26
(b)
........ 2 1,910
Univision Communications, Inc., 6.63%,
06/01/27
(b)
.................... 6 5,799
135,332
Metals & Mining — 0.4%
Big River Steel LLC, 6.63%, 01/31/29
(b)
... 61 60,257
Novelis Corp.
(b)
3.25%, 11/15/26 ................. 37 33,491
3.88%, 08/15/31 ................. 21 17,275
Steel Dynamics, Inc., 2.40%, 06/15/25 .... 50 46,700
157,723
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc.
(b)
5.50%, 11/01/23 ................. 2 1,983
4.38%, 01/15/27 ................. 4 3,445
5,428
Multi-Utilities — 0.6%
E.ON SE, 0.88%, 01/08/25
(c)
.......... EUR 30 31,256
Engie SA, 1.75%, 03/27/28
(c)
.......... 100 100,050
Sempra Energy, 3.30%, 04/01/25 ....... USD 50 47,950
Veolia Environnement SA, 0.00%, 01/14/27
(c)
EUR 100 95,522
274,778
Oil, Gas & Consumable Fuels — 0.2%
Eni SpA, 1.00%, 03/14/25
(c)
........... 100 103,679
Passenger Airlines — 0.2%
(b)
American Airlines, Inc.
11.75%, 07/15/25 ................ USD 16 17,544
5.50%, 04/20/26 ................. 13 13,111
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
7.25%, 02/15/28 ................. USD 2 $ 1,988
5.75%, 04/20/29 ................. 6 5,826
Mileage Plus Holdings LLC, 6.50%, 06/20/27 9 9,395
United Airlines, Inc.
4.38%, 04/15/26 ................. 40 38,004
4.63%, 04/15/29 ................. 3 2,734
88,602
Pharmaceuticals — 0.4%
Catalent Pharma Solutions, Inc., 5.00%,
07/15/27
(b)
.................... 9 8,256
Pfizer Investment Enterprises Pte. Ltd., 4.45%,
05/19/28 ..................... 161 158,246
Teva Pharmaceutical Finance Netherlands III
BV, 3.15%, 10/01/26 ............. 15 13,359
179,861
Professional Services — 0.1%
(b)
AMN Healthcare, Inc., 4.63%, 10/01/27 ... 11 10,182
CoreLogic, Inc., 4.50%, 05/01/28 ....... 9 7,256
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29 7 6,172
23,610
Real Estate Management & Development — 0.1%
(b)
Cushman & Wakefield US Borrower LLC,
6.75%, 05/15/28 ................ 16 14,480
Howard Hughes Corp. (The), 5.38%, 08/01/28 12 10,681
Realogy Group LLC, 5.75%, 01/15/29 .... 11 8,230
33,391
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%,
04/01/27
(b)
.................... 4 3,369
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Corp.
3.13%, 01/15/25 ................. 5 4,802
3.88%, 01/15/27 ................. 120 114,431
Entegris Escrow Corp., 4.75%, 04/15/29
(b)
.. 27 25,065
Entegris, Inc., 4.38%, 04/15/28
(b)
....... 8 7,240
Intel Corp., 4.88%, 02/10/28 .......... 70 69,735
Lam Research Corp.
3.80%, 03/15/25 ................. 20 19,531
3.75%, 03/15/26 ................. 143 138,791
NXP BV
4.88%, 03/01/24 ................. 225 222,001
2.70%, 05/01/25 ................. 330 313,018
Synaptics, Inc., 4.00%, 06/15/29
(b)
....... 5 4,192
Texas Instruments, Inc., 4.60%, 02/15/28 .. 100 100,181
1,018,987
Software — 2.2%
Alteryx, Inc., 8.75%, 03/15/28
(b)
........ 9 8,841
Black Knight InfoServ LLC, 3.63%, 09/01/28
(b)
15 13,425
Boxer Parent Co., Inc., 7.13%, 10/02/25
(b)
.. 6 6,005
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
. 5 4,938
Central Parent, Inc., 7.25%, 06/15/29
(b)
.... 6 5,933
Clarivate Science Holdings Corp., 3.88%,
07/01/28
(b)
.................... 41 36,344
Cloud Software Group, Inc., 6.50%, 03/31/29
(b)
69 61,436
Consensus Cloud Solutions, Inc., 6.00%,
10/15/26
(b)
.................... 13 11,797
Elastic NV, 4.13%, 07/15/29
(b)
......... 18 15,528
Fair Isaac Corp., 4.00%, 06/15/28
(b)
...... 12 11,009
Gen Digital, Inc., 6.75%, 09/30/27
(b)
...... 10 9,972
MicroStrategy, Inc., 6.13%, 06/15/28
(b)
.... 7 6,276
NCR Corp., 6.13%, 09/01/29
(b)
......... 5 5,004
Open Text Corp., 6.90%, 12/01/27
(b)
..... 13 13,234

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Oracle Corp.
1.65%, 03/25/26 ................. USD 110 $ 99,831
2.65%, 07/15/26 ................. 277 256,080
PTC, Inc., 4.00%, 02/15/28
(b)
.......... 14 12,888
SS&C Technologies, Inc., 5.50%, 09/30/27
(b)
23 22,019
Veritas US, Inc., 7.50%, 09/01/25
(b)
...... 2 1,623
VMware, Inc.
0.60%, 08/15/23 ................. 120 119,279
1.40%, 08/15/26 ................. 155 136,872
3.90%, 08/21/27 ................. 55 52,141
Workday, Inc., 3.50%, 04/01/27 ........ 80 75,828
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
18 15,482
1,001,785
Specialized REITs — 3.2%
American Tower Corp.
1.60%, 04/15/26 ................. 330 295,943
0.45%, 01/15/27 ................. EUR 100 94,585
3.65%, 03/15/27 ................. USD 60 56,169
3.55%, 07/15/27 ................. 50 46,322
Crown Castle, Inc.
3.15%, 07/15/23 ................. 350 349,571
3.20%, 09/01/24 ................. 50 48,457
1.05%, 07/15/26 ................. 170 148,827
4.80%, 09/01/28 ................. 60 58,202
Equinix, Inc.
1.00%, 09/15/25 ................. 200 180,559
0.25%, 03/15/27 ................. EUR 100 94,979
1.55%, 03/15/28 ................. USD 65 54,335
Iron Mountain, Inc., 7.00%, 02/15/29
(b)
.... 29 29,049
SBA Communications Corp.
3.88%, 02/15/27 ................. 20 18,424
3.13%, 02/01/29 ................. 2 1,695
1,477,117
Specialty Retail — 0.6%
GYP Holdings III Corp., 4.63%, 05/01/29
(b)
.. 8 7,040
Home Depot, Inc. (The), 2.88%, 04/15/27 .. 55 51,684
Lowe's Cos., Inc., 3.10%, 05/03/27 ...... 180 168,054
SRS Distribution, Inc., 4.63%, 07/01/28
(b)
.. 42 37,497
Staples, Inc., 7.50%, 04/15/26
(b)
........ 3 2,478
266,753
Technology Hardware, Storage & Peripherals — 0.0%
Seagate HDD Cayman, 8.25%, 12/15/29
(b)
. 9 9,400
Textiles, Apparel & Luxury Goods — 0.1%
(b)
Crocs, Inc., 4.25%, 03/15/29 .......... 10 8,502
Hanesbrands, Inc., 4.88%, 05/15/26 ..... 11 10,269
William Carter Co. (The), 5.63%, 03/15/27 .. 14 13,584
32,355
Trading Companies & Distributors — 0.2%
Aviation Capital Group LLC, 1.95%, 09/20/26
(b)
50 43,325
Herc Holdings, Inc., 5.50%, 07/15/27
(b)
.... 14 13,414
Imola Merger Corp., 4.75%, 05/15/29
(b)
.... 8 6,958
United Rentals North America, Inc., 4.88%,
01/15/28 ..................... 21 19,983
WESCO Distribution, Inc., 7.25%, 06/15/28
(b)
24 24,481
108,161
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.3%
Rogers Communications, Inc., 3.20%,
03/15/27
(b)
.................... USD 145 $ 134,806
T-Mobile USA, Inc., 2.25%, 02/15/26 ..... 23 21,133
155,939
Total Corporate Bonds — 37.7%
(Cost: $18,043,894) .............................. 17,184,079
Foreign Agency Obligations
France — 0.2%
Electricite de France SA, 1.00%
,
10/13/26
(c)
. EUR 100 99,649
Germany — 0.4%
Kreditanstalt fuer Wiederaufbau, 0.00%
,
09/15/28
(c)
..................... 200 186,562
Supranational — 1.0%
European Investment Bank, 0.50%
,
11/15/23
(c)
400 431,936
Total Foreign Agency Obligations — 1.6%
(Cost: $778,231) ................................ 718,147
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.0%
(a)(b)
Angel Oak Mortgage Trust, Series 2022-2,
Class A1, 3.35%, 01/25/67 .......... USD 42 37,990
COLT Mortgage Loan Trust, Series 2022-3,
Class A1, 3.90%, 02/25/67 .......... 88 80,569
CSMC Trust, Series 2021-NQM8, Class A1,
1.84%, 10/25/66 ................. 82 67,197
Deephaven Residential Mortgage Trust, Series
2021-4, Class A1, 1.93%, 11/25/66 ..... 80 66,418
Flagstar Mortgage Trust, Series 2021-12, Class
A19, 5.00%, 11/25/51 .............. 113 108,657
GCAT Trust, Series 2021-NQM7, Class A1,
1.91%, 08/25/66 ................. 64 54,213
JP Morgan Mortgage Trust, Series 2021-7,
Class A3, 2.50%, 11/25/51 .......... 108 86,995
MFA Trust, Series 2021-INV2, Class A1, 1.91%,
11/25/56 ....................... 170 142,281
Mill City Mortgage Loan Trust, Series 2017-3,
Class A1, 2.75%, 01/25/61 .......... 27 26,310
PRKCM Trust, Series 2021-AFC2, Class A1,
2.07%, 11/25/56 ................. 98 80,006
RCKT Mortgage Trust, Series 2022-4, Class
A2, 3.50%, 06/25/52 .............. 93 80,903
Towd Point Mortgage Trust, Series 2018-1,
Class A1, 3.00%, 01/25/58 .......... 63 60,603
892,142
Commercial Mortgage-Backed Securities — 3.6%
AREIT LLC, Series 2022-CRE7, Class A,
(1-mo. CME Term SOFR at 2.24% Floor +
2.24%), 7.33%, 06/17/39
(a)(b)
......... 100 99,439
BAMLL Commercial Mortgage Securities
Trust, Series 2015-200P, Class A, 3.22%,
04/14/33
(b)
..................... 100 92,855
BBCMS Mortgage Trust, Series 2023-C19,
Class A2B, 5.75%, 04/15/56 ......... 50 49,724
Commercial Mortgage Trust, Series 2015-
CR22, Class A5, 3.31%, 03/10/48 ...... 200 190,150
CSAIL Commercial Mortgage Trust, Series
2016-C5, Class A5, 3.76%, 11/15/48 .... 200 188,927
Grace Trust, Series 2020-GRCE, Class A,
2.35%, 12/10/40
(b)
................ 150 116,540

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2021-NYAH, Class A, (1-mo. LIBOR
USD at 0.76% Floor + 0.76%), 5.95%,
06/15/38
(a)
................... USD 200 $ 193,970
Series 2022-OPO, Class A, 3.02%, 01/05/39 100 79,562
MAD Mortgage Trust, Series 2017-330M, Class
A, 3.29%, 08/15/34
(a)(b)
............. 250 229,734
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C15, Class A4, 4.05%,
04/15/47 .................... 129 127,238
Series 2015-C20, Class A4, 3.25%,
02/15/48 .................... 180 171,221
Ready Capital Mortgage Financing LLC, Series
2022-FL8, Class A, (SOFR 30 day Average
at 1.65% Floor + 1.65%), 6.72%, 01/25/37
(a)
(b)
........................... 57 56,315
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC25, Class A4, 3.64%,
12/15/59 ...................... 50 46,501
1,642,176
Total Non-Agency Mortgage-Backed Securities — 5.6%
(Cost: $2,796,635) .............................. 2,534,318
U.S. Government Sponsored Agency Securities
Agency Obligations — 2.5%
Federal Farm Credit Bank Bonds
1.68%, 09/17/35 ................. 220 159,624
2.17%, 10/29/29 ................. 80 70,100
2.25%, 08/15/29 ................. 150 132,399
Federal Home Loan Bank Bonds
0.60%, 12/30/26 ................. 120 103,441
2.06%, 09/27/29 ................. 150 129,339
2.18%, 11/06/29 ................. 100 87,634
Federal Home Loan Mortgage Corp.
0.65%, 05/28/26 ................. 120 106,076
4.20%, 08/28/25 ................. 150 147,011
Federal National Mortgage Association
0.74%, 08/25/27 ................. 120 102,900
0.81%, 09/25/28 ................. 120 99,451
1,137,975
Collateralized Mortgage Obligations — 0.2%
Federal National Mortgage Association, Series
2020-79, 1.50%, 11/25/50 ........... 54 45,643
Government National Mortgage Association,
Series 2020-127, Class LP, 1.50%, 06/20/50 84 66,493
112,136
Mortgage-Backed Securities — 9.9%
Government National Mortgage Association
2.50%, 10/20/51 ................. 198 170,755
3.00%, 10/20/51 ................. 967 865,906
Uniform Mortgage-Backed Securities
2.50%, 11/01/51 ................. 183 157,331
3.00%, 07/13/23
(d)
................ 500 440,020
3.00%, 11/01/51 ................. 250 224,735
3.50%, 07/13/23
(d)
................ 490 446,493
3.50%, 11/01/51 ................. 939 879,201
4.00%, 07/13/23
(d)
................ 920 863,327
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.50%, 07/13/23
(d)
................ USD 460 $ 442,247
4,490,015
Total U.S. Government Sponsored Agency Securities — 12.6%
(Cost: $6,123,150) .............................. 5,740,126
U.S. Treasury Obligations
U.S. Treasury Inflation Linked Notes ,
1.25%, 04/15/28 ................. 238 229,950
U.S. Treasury Notes
2.88%, 06/15/25 ................. 1,780 1,712,207
3.50%, 09/15/25 ................. 1,835 1,785,397
4.50%, 11/15/25 ................. 25 24,870
3.88%, 01/15/26 ................. 1,500 1,471,992
4.00%, 02/15/26 ................. 530 521,864
4.63%, 03/15/26 ................. 905 905,990
3.75%, 04/15/26 ................. 1,560 1,526,850
3.63%, 05/15/26 ................. 555 541,472
Total U.S. Treasury Obligations — 19.1%
(Cost: $8,879,663) .............................. 8,720,592
Total Long-Term Investments — 96.9%
(Cost: $46,191,430) .............................. 44,167,639
Short-Term Securities
Commercial Paper — 4.3%
(e)
American Honda Finance Corp., 5.48%
,
07/21/23 ...................... 266 265,178
AT&T, Inc., 5.93%
,
02/21/24 ........... 250 240,465
Enel Finance America LLC, 5.27%
,
09/06/23 250 247,391
Harley-Davidson Financial Services, Inc.,
5.96%
,
08/16/23 ................. 250 248,145
HSBC USA, Inc., 6.55%
,
06/24/24 ....... 250 234,682
NatWest Markets plc, 5.74%
,
02/26/24 .... 250 240,353
Societe Generale SA, 5.70%
,
03/06/24 .... 250 240,194
Southern California Edison Co., 5.77%
,
07/17/23 ...................... 250 249,346
Total Commercial Paper — 4.3%
(Cost: $1,967,530) .............................. 1,965,754
Shares
Shares
Money Market Funds — 2.7%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 4.98%
(f)(g)
................. 1,215,518 1,215,518
Total Money Market Funds — 2.7%
(Cost: $1,215,518) .............................. 1,215,518
Total Short-Term Securities — 7.0%
(Cost: $3,183,048) .............................. 3,181,272
Total Investments Before TBA Sale Commitments — 103.9%
(Cost: $49,374,478 ) .............................. 47,348,911
Par (000)
Pa r (000)
TBA Sale Commitments
Mortgage-Backed Securities — (3.9)%
Uniform Mortgage-Backed Securities
(d)
3.00% ,  07/13/23 ................. (500) (440,020)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.50% ,  07/13/23 ................. USD (490) $ (446,493)
4.00% ,  07/13/23 ................. (465) (436,355)
4.50% ,  07/13/23 ................. (460) (442,247)
Total TBA Sale Commitments — (3.9)%
(Proceeds: $(1,776,271)) .......................... (1,765,115)
Total Investments Net of TBA Sale Commitments — 100.0%
(Cost: $47,598,207 ) .............................. 45,583,796
Other Assets Less Liabilities — 0.0% ................... 17,049
Net Assets — 100.0% ..............................
$ 45,600,845
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Represents or includes a TBA transaction.
(e)
Rates are discount rates or a range of discount rates as of period end.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/23
Shares
Held at
06/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,345,914 $ — $ (130,396)
(a)
$ — $ — $ 1,215,518 1,215,518 $ 23,549 $ —
— —
(a)
Represents net amount purchased (sold).
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 2-Year Note .................................................... 88 09/29/23 $ 17,897 $ (229,919)
Short Contracts
Euro-Bobl ............................................................... 9 09/07/23 1,136 17,417
Euro-Bund .............................................................. 1 09/07/23 146 1,814
Euro-Schatz ............................................................. 1 09/07/23 114 911
Japan 10-Year Bond ........................................................ 1 09/12/23 1,029 (4,562)
U.S. Treasury 10-Year Note ................................................... 2 09/20/23 225 1,903
U.S. Treasury 10-Year Ultra Note ............................................... 8 09/20/23 948 4,211
U.S. Treasury Long Bond ..................................................... 5 09/20/23 635 (393)
U.S. Treasury Ultra Bond ..................................................... 2 09/20/23 273 (2,582)
U.S. Treasury 5-Year Note .................................................... 45 09/29/23 4,821 91,297
110,016
$ (119,903)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 100,000 USD 109,382 JPMorgan Chase Bank NA 09/20/23 $ 167
USD 2,562,378 EUR 2,335,000 BNP Paribas SA 09/20/23 4,422
4,589
USD 113,009 GBP 90,000 JPMorgan Chase Bank NA 09/20/23 (1,315)
$ 3,274
Centrally Cleared Credit Default Swaps — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American High Yield Index
Series 39.V2 ..................... 5.00 % Quarterly 12/20/27 USD 1,980 $ (66,063) $ 31,485 $ (97,548)
Markit CDX North American Investment Grade
Index Series 40.V1 ................ 1.00 Quarterly 06/20/28 USD 1,490 (22,674) (14,123) (8,551)
$ (88,737) $ 17,362 $ (106,099)

Schedule of Investments
(unaudited) (continued)
June 30, 2023
BlackRock Sustainable Low Duration Bond Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 9,270,377 $ — $ 9,270,377
Corporate Bonds ........................................ — 17,184,079 — 17,184,079
Foreign Agency Obligations ................................. — 718,147 — 718,147
Non-Agency Mortgage-Backed Securities ........................ — 2,534,318 — 2,534,318
U.S. Government Sponsored Agency Securities .................... — 5,740,126 — 5,740,126
U.S. Treasury Obligations ................................... — 8,720,592 — 8,720,592
Short-Term Securities
Commercial Paper ....................................... — 1,965,754 — 1,965,754
Money Market Funds ...................................... 1,215,518 — — 1,215,518
Liabilities
Investments
TBA Sale Commitments .................................... — (1,765,115) — (1,765,115)
$ 1,215,518 $ 44,368,278 $ — $ 45,583,796
Derivative Financial Instruments
(a)
Assets
Foreign currency exchange contracts ............................ $ — $ 4,589 $ — $ 4,589
Interest rate contracts ....................................... 117,553 — — 117,553
Liabilities
Credit contracts ........................................... — (106,099) — (106,099)
Foreign currency exchange contracts ............................ — (1,315) — (1,315)
Interest rate contracts ....................................... (237,456) — — (237,456)
$ (119,903) $ (102,825) $ — $ (222,728)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Currency Abbreviation
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
EURIBOR Euro Interbank Offered Rate
LIBOR London Interbank Offered Rate
MSCI Morgan Stanley Capital International
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
Fair Value Hierarchy as of Period End (continued)